Annual Total Returns - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 15, 2020
Annual Return 2021	(0.65%)
Annual Return 2022	(3.47%)
Annual Return 2023	5.20%